CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares
Accounts payables	$ 9,003	¥ 62,675	¥ 34,558
Payroll payable	13,572	94,488	69,988
Amounts due to NetEase Group	6,913	48,126	37,213
Contract liabilities	65,616	456,805	177,536
Taxes payable	3,731	25,977	17,389
Accrued liabilities and other payables	$ 27,672	¥ 192,643	¥ 85,714
Ordinary shares outstanding	111,767,756	111,767,756	92,000,000
Pre-IPO shares [Member]
Ordinary shares, par value | $ / shares	$ 0.0001			$ 0.0001
Ordinary shares authorized	0	0	490,000,000
Ordinary shares issued	0	0	92,000,000
Ordinary shares outstanding	0	0	92,000,000
Series A convertible redeemable preferred shares [Member]
Pre-IPO Series A preferred shares issued			6,815,000
Pre-IPO Series A preferred shares outstanding			6,815,000
Series A convertible redeemable preferred shares [Member] | Pre-IPO shares [Member]
Pre-IPO Series A preferred shares, par value | $ / shares	$ 0.0001			0.0001
Pre-IPO Series A preferred shares authorized	0	0	10,000,000
Pre-IPO Series A preferred shares issued	0	0	6,814,815
Pre-IPO Series A preferred shares outstanding	0	0	6,814,815
Preferred redemption value | ¥			¥ 460,652
Class A ordinary shares [Member]
Ordinary shares, par value | $ / shares	$ 0.0001			0.0001
Ordinary shares authorized	200,000,000	200,000,000	0
Ordinary shares issued	22,635,396	22,635,396	0
Ordinary shares outstanding	22,635,396	22,635,396	0
Class B ordinary shares [Member]
Ordinary shares, par value | $ / shares	$ 0.0001			$ 0.0001
Ordinary shares authorized	100,000,000	100,000,000	0
Ordinary shares issued	89,132,360	89,132,360	0
Ordinary shares outstanding	89,132,360	89,132,360	0
VIEs [Member]
Accounts payables | ¥		¥ 50,189	¥ 23,858
Payroll payable | ¥		10,140	7,142
Amounts due to NetEase Group | ¥		41,667	4,706
Contract liabilities | ¥		434,114	140,556
Taxes payable | ¥		15,290	12,012
Accrued liabilities and other payables | ¥		¥ 22,519	¥ 15,247